Weighted Average Shares Outstanding (Details) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Weighted Average Shares Outstanding (Details)
Weighted average shares outstanding-basic	178,227,405	144,510,021
Dilutive options and restricted stock and warrants
Weighted average shares outstanding-diluted	178,227,405	144,510,021
Antidilutive securities not included:
Stock options	22,669,883	41,643,571
Stock options arising from convertible note payable and interests	3,917,860	4,141,176
Restricted stock grants	1,729,288	1,208,157
Warrants	8,000,000	8,000,000
Convertible preferred stock	8,254,074
Total	44,571,105	54,992,904